Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Payments of Contractual Obligations

As of December 31, 2024, the future minimum payments under certain of the Company’s contractual obligations were as follows:

	Payment Due In
	Total SGD	Less than 1 year	1 – 2 years	3 – 5 years	Thereafter
Bank borrowings	843,529	710,983	132,546	-	-
Financing lease	12,308	12,308	-	-	-
Operating lease	720,000	720,000	-	-	-